SHORT-TERM BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 RBT [Member]	Dec. 31, 2012 THB [Member]	Dec. 07, 2010 THB [Member]
Short-term Debt [Line Items]
Average interest rate				3.00%	3.00%
Line of credit, maximum borrowing amount			$ 2,000
LIBOR plus			2.30%
Line of credit utilized		$ 1,082	$ 1,082